Label	Element	Value
AQUILA MUNICIPAL TRUST | Aquila Narragansett Tax-Free Income Fund
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Aquila Municipal Trust

Aquila Tax-Free Trust of Arizona

Aquila Tax-Free Fund of Colorado

Aquila Churchill Tax-Free Fund of Kentucky

Aquila Narragansett Tax-Free Income Fund

Aquila Tax-Free Fund For Utah

Hawaiian Tax-Free Trust

The Cascades Trust

Aquila Tax-Free Trust of Oregon

Supplement Dated March 30, 2020

to each Fund’s Summary Prospectus and Prospectus

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The following supplements the information under the heading “Principal Risks” in each Fund’s Summary Prospectus and Prospectus:

Recent events.  The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States.  Global financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted.  Liquidity for many instruments has been greatly reduced for periods of time.  Some interest rates are very low and in some cases yields are negative.  Some sectors of the economy and individual issuers have experienced particularly large losses.  These circumstances may continue for an extended period of time, and may continue to affect adversely the value and/or liquidity of the Fund’s investments.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.  Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets.  The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.